Schedule II -Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation And Qualifying Accounts [Abstract]
Schedule II -Valuation And Qualifying Accounts

RYERSON HOLDING CORPORATION AND SUBSIDIARY COMPANIES

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

(In millions)

		Provision for Allowances
	Balance at Beginning of Period	Acquisition of Business		Additions Charged (Credited) to Income	Additions Charged to Other Comprehensive Income	Deductions from Reserves		Balance at End of Period
Year ended December 31, 2013
Allowance for doubtful accounts	$7.1	$—		$(0.7)	$—	$(1.0	)(A)	$5.4
Valuation allowance—deferred tax assets	147.3	—		(124.2)	—	—		23.1
Year ended December 31, 2012
Allowance for doubtful accounts	$7.7	$—		$1.7	$—	$(2.3	)(A)	$7.1
Valuation allowance—deferred tax assets	151.7	1.2	(B)	(19.2)	13.6	—		147.3
Year ended December 31, 2011
Allowance for doubtful accounts	$8.7	$—		$3.4	$—	$(4.4	)(A)	$7.7
Valuation allowance—deferred tax assets	136.6	—		(11.7)	26.8	—		151.7

NOTES:

(A)	Bad debts written off during the year
(B)	Reserve of $1.2 million was acquired in acquisition of Açofran